Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Jan-19	Distribution Date	15-Feb-19
Collection Period End	31-Jan-19	30/360 Days	30
Beg. of Interest Period	15-Jan-19	Actual/360 Days	31
End of Interest Period	15-Feb-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,039,357,339.02	990,431,913.87	0.6576415
Total Securities		1,506,036,234.59	1,039,357,339.02	990,431,913.87	0.6576415
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	186,792,662.67	157,437,407.58	0.4232188
Class A-2b Notes	2.718940%	248,000,000.00	124,528,441.76	104,958,271.70	0.4232188
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	29,355,255.09	284,858.81	78.9119761	0.7657495
Class A-2b Notes	19,570,170.06	291,559.62	78.9119760	1.1756436
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,925,425.15	1,392,951.76

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,488,175.52
Monthly Interest					6,121,456.67

Total Monthly Payments					20,609,632.19
Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					610,226.72
Aggregate Sales Proceeds Advance					18,326,310.24

Total Advances					18,936,536.96

Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					31,393,286.36
Excess Wear and Tear and Excess Mileage					287,212.60
Remaining Payoffs					0.00
Net Insurance Proceeds					1,236,055.55
Residual Value Surplus					756,320.51

Total Collections					73,219,044.17
Vehicle Disposition Activity for the current month -Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		18,964,629.37			1,332
Involuntary Repossession		275,998.18			21
Voluntary Repossession		245,293.00			15
Full Termination		3,569,326.00			273
Bankruptcty		36,017.00			2
Insurance Payoff			1,219,371.00		71
Customer Payoff				250,376.10	15
Grounding Dealer Payoff				4,660,796.89	284
Dealer Purchase				1,544,163.07	79

Total		23,091,263.55	1,219,371.00	6,455,336.06	2,092

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,586	1,260,928,773.90	7.00000%	1,039,357,339.02
Total Depreciation Received		(18,566,720.70)		(14,733,975.82)
Principal Amount of Gross Losses	(116)	(2,205,985.11)		(1,851,144.20)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,477)	(26,456,377.79)		(21,836,924.84)
Scheduled Terminations	(750)	(12,716,950.58)		(10,503,380.29)

Pool Balance - End of Period	57,243	1,200,982,739.72		990,431,913.87
Remaining Pool Balance
Lease Payment				197,356,172.39
Residual Value				793,075,741.48

Total				990,431,913.87

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	73,219,044.17
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	73,219,044.17
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	879,222.92
3. Reimbursement of Sales Proceeds Advance	14,220,687.56
4. Servicing Fee:
Servicing Fee Due	866,131.12
Servicing Fee Paid	866,131.12
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	15,966,041.60
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	284,858.81
Class A-2a Notes Monthly Interest Paid	284,858.81
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	291,559.62

Class A-2b Notes Monthly Interest Paid	291,559.62
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,392,951.76
Total Note and Certificate Monthly Interest Paid	1,392,951.76
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	55,860,050.81
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	48,925,425.15
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	48,925,425.15
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,934,625.66

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,934,625.66
Gross Reserve Account Balance			29,525,169.18
Remaining Available Collections Released to Seller			6,934,625.66
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.65
Monthly Prepayment Speed			103%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,885,071.13
Securitization Value of Defaulted Receivables and Casualty Receivables		1,851,144.20	116
Aggregate Defaulted and Casualty Gain (Loss)		33,926.93
Pool Balance at Beginning of Collection Period		1,039,357,339.02
Net Loss Ratio
Current Collection Period		0.0033%
Preceding Collection Period		0.0020%
Second Preceding Collection Period		0.0182%
Third Preceding Collection Period		-0.0423%
Cumulative Net Losses for all Periods		0.0988%	1,487,752.40

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.74%	7,721,092.35	491
61-90 Days Delinquent	0.18%	1,894,878.49	118
91-120 Days Delinquent	0.05%	525,891.75	33
More than 120 Days	0.01%	80,348.84	4

Total Delinquent Receivables:	0.98%	10,222,211.43	646

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.24%	0.26%
Preceding Collection Period		0.22%	0.24%
Second Preceding Collection Period		0.22%	0.23%
Third Preceding Collection Period		0.22%	0.24%
60 Day Delinquent Receivables		2,685,183.63
Delinquency Percentage		0.26%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		22,533,955.37	1,605
Securitization Value		23,541,791.54	1,605

Aggregate Residual Value Surplus (Loss)		(1,007,836.17)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		105,779,624.25	7,317
Cumulative Securitization Value		111,271,897.86	7,317

Cumulative Residual Value Surplus (Loss)		(5,492,273.61)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			20,705,621.53
Reimbursement of Outstanding Advance			14,220,687.56
Additional Advances for current period			18,326,310.24

Ending Balance of Residual Advance			24,811,244.21

Beginning Balance of Payment Advance			2,212,292.72
Reimbursement of Outstanding Payment Advance			879,222.92
Additional Payment Advances for current period			610,226.72

Ending Balance of Payment Advance			1,943,296.52

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO